Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000	10,000	10,000
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Shares, Outstanding	93,582	93,279	96,349
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000	1,000,000	1,000,000